Commission Payable	12 Months Ended
Sep. 30, 2025
Commission Payable [Abstract]
COMMISSION PAYABLE

Note 11 — COMMISSION PAYABLE

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Commission payable	110,633	343,111	44,097
	110,633	343,111	44,097

The commission payable represents amounts owed to sales representatives, agents, or other parties as compensation for services rendered in connection with sales transactions.